Notes Payable and Other Debt - Summary of Debt (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 50,133	$ 50,714	$ 51,802
Deferred financing costs	(869)	(886)	(954)
Unamortized discount on bonds	(105)	(107)	(113)
Notes payable and other debt	49,159	49,721	50,735
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	27,933	28,146	28,979
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,893	6,988	7,259
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	531	533	557
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	5,970	5,970	6,117
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	7,635	7,728	8,001
Other Debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 1,171	$ 1,349	$ 889